SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD
SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD
A dividend of €0.26 per share for the first quarter 2018 was authorised by the Company’s Board of Directors in February 2018 and will be paid on 15 March 2018.
In January 2018, as part of productivity initiatives in Great Britain, the Group announced proposals to close its manufacturing site in Milton Keynes and distribution centre in Northampton during the course of 2019, subject to full consultation with employees and their representatives. If the proposals are accepted, the impacted production and distribution activities would be transferred within our network of facilities throughout Great Britain. We expect the closures of these facilities will result in restructuring charges comprised primarily of accelerated depreciation and severance payments. However, at this stage, we are unable to provide an estimate of total costs of the closures should the proposals be accepted since we are in consultation with the relevant works councils and labour representatives.